Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method	6 Months Ended
Jun. 30, 2023
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Estimated useful lives	5 years
Furniture and fittings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Estimated useful lives	5 years
Office equipment and software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Estimated useful lives	5 years